Long-Term Debt - Additional Information - Revolvers (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Term_loan shares	Dec. 31, 2014
Teekay Tankers [Member]
Debt Instrument [Line Items]
Debt instrument collateral, description	The TNK Loans were collateralized by first-priority mortgages on two 2010-built VLCCs, together with other related security.
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of credit facilities | Term_loan	12
Credit facility, maximum borrowing capacity	$ 1,700,000,000
Undrawn amount of revolving credit facility	$ 200,000,000
Reference rate on variable rate of the debt instrument	LIBOR
Available capacity reduced under revolving credit facility in 2016	$ 662,700,000
Available capacity reduced under revolving credit facility in 2017	512,600,000
Available capacity reduced under revolving credit facility in 2018	460,500,000
Available capacity reduced under revolving credit facility in 2019	$ 47,400,000
Debt instrument collateral, description	The Revolvers are collateralized by first-priority mortgages granted on 44 of the Company's vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.
Revolving Credit Facilities [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 300,000,000
Undrawn amount of revolving credit facility	13,500,000
Line of credit facility decrease in equity margin	(200,000,000)
Credit facility, maximum borrowing capacity	28,200,000
Current borrowing capacity	$ 41,700,000
Revolving Credit Facilities [Member] | Three-month LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.61%	0.26%
Revolving Credit Facilities [Member] | Teekay Offshore [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	38.2
Revolving Credit Facilities [Member] | Teekay LNG [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	25.2
Revolving Credit Facilities [Member] | Teekay Tankers [Member] | Securities Pledged as Collateral [Member] | Class A [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	16.8
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.95%	3.95%